INCOME TAXES	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

18. INCOME TAXES

The Company’s income tax benefit differs from the expected benefit from applying the national, prefectural, and municipal government rate of 33.58%, 33.58%, and 33.58% for the six months ended March 31, 2026, 2025, and 2024, respectively, due to permanent differences, change in tax rate, and valuation allowance. The Company has an effective tax rate of 0% due to its taxable losses and valuation allowance position.